UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
American Airlines Pass-Through
Trust, Series 2011-2, Class A,
8.63%, 10/15/21	USD	125	$131,451
Fraser Sullivan CLO Ltd., Series
2012-7A, Class C, 4.47%,
4/20/23 (a)(b)		215	191,028
Gannett Peak CLO Ltd., Series
2006-1X, Class A2, 0.83%,
10/27/20 (b)		265	215,975
Goldentree Loan Opportunities VI
Ltd., Series 2012-6A, Class D,
4.61%, 4/17/22 (a)(b)		350	323,645
Goldman Sachs Asset
Management CLO Plc, Series
2007-1A, Class B, 0.92%,
8/01/22 (a)(b)		580	475,600
LCM LP, Series 11A, Class D2,
4.28%, 4/19/22 (a)(b)		375	334,500
MAPS CLO Fund LLC, Series 2005-
1A, Class C, 1.42%, 12/21/17
(a)(b)		260	245,544
Race Point CLO, Series 2012-6A,
Class D, 4.97%, 5/24/23 (a)(b)		250	234,050
Symphony CLO Ltd., Series 2012-
9A, Class D, 4.62%, 4/16/22
(a)(b)		500	463,850
Total Asset-Backed Securities – 2.1%			2,615,643

		Shares
Common Stocks (c)
Auto Components — 0.7%
Delphi Automotive Plc		30,737	892,295
Hotels, Restaurants & Leisure — 0.2%
BLB Worldwide Holdings, Inc.		21,020	250,138
Software — 0.0%
HMH Holdings/EduMedia		53,267	533
Total Common Stocks – 0.9%			1,142,966

		Par (000)
Corporate Bonds
Airlines — 0.0%
Delta Air Lines, Inc., Series 2009-1,
Class B, 9.75%, 6/17/18	USD	55	59,216
Auto Components — 1.0%
Icahn Enterprises LP:
7.75%, 1/15/16		785	824,250

		Par (000)	Value
Corporate Bonds
Auto Components (concluded)
Icahn Enterprises LP (concluded):
8.00%, 1/15/18	USD	340	$359,975
			1,184,225
Chemicals — 0.4%
Hexion US Finance Corp., 6.63%,
4/15/20 (a)		245	248,062
Ineos Finance Plc (a):
8.38%, 2/15/19		110	113,025
7.50%, 5/01/20		160	158,400
			519,487
Commercial Banks — 0.1%
CIT Group, Inc., 7.00%, 5/02/16 (a)		180	179,775
Commercial Services & Supplies — 0.3%
ARAMARK Corp., 3.97%, 2/01/15 (b)		65	64,675
AWAS Aviation Capital Ltd., 7.00%,
10/17/16 (a)		322	332,316
			396,991
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		325	346,125
Diversified Financial Services — 0.6%
Ally Financial, Inc., 2.69%,
12/01/14 (b)		440	421,493
FCE Bank Plc, 7.13%, 1/15/13	EUR	50	63,757
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19	USD	120	123,300
6.88%, 2/15/21		185	187,775
			796,325
Diversified Telecommunication Services — 0.1%
ITC Deltacom, Inc., 10.50%,
4/01/16		140	147,350
Health Care Providers & Services — 0.5%
HCA, Inc., 6.50%, 2/15/20		400	422,500
Tenet Healthcare Corp., 6.25%,
11/01/18 (a)		185	186,850
			609,350
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		850	994,500
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%,
10/15/17		405	436,387
Independent Power Producers & Energy Traders — 1.7%
Calpine Corp., 7.25%, 10/15/17 (a)		245	258,475
Energy Future Holdings Corp.,
10.00%, 1/15/20		285	302,813

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding
Co. LLC, 10.00%, 12/01/20	USD	1,405	$1,513,887
			2,075,175
Machinery — 0.1%
UR Financing Escrow Corp., 5.75%,
7/15/18 (a)		80	81,400
Media — 1.4%
AMC Networks, Inc., 7.75%,
7/15/21 (a)		105	116,550
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		185	197,950
Series B, 9.25%, 12/15/17		850	913,750
Unitymedia Hessen GmbH & Co.
KG, 8.13%, 12/01/17 (a)		500	527,500
			1,755,750
Oil, Gas & Consumable Fuels — 0.2%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)		126	134,190
Everest Acquisition LLC/Everest
Acquisition Finance, Inc., 6.88%,
5/01/19 (a)		165	169,125
			303,315
Paper & Forest Products — 0.1%
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16 (a)		155	153,838
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International,
6.50%, 7/15/16 (a)		185	188,700
Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		165	169,538
Wireless Telecommunication Services — 1.7%
Cricket Communications, Inc.,
7.75%, 5/15/16		1,125	1,186,875
Sprint Nextel Corp. (a):
9.00%, 11/15/18		290	313,925
7.00%, 3/01/20		550	554,125
			2,054,925
Total Corporate Bonds – 10.0%			12,452,372

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.8%
DynCorp International, Term Loan
B, 6.25%, 7/07/16		326	324,524
SI Organization, Inc., New Term
Loan B, 4.50%, 11/22/16		417	405,974
Spirit Aerosystems, Inc., Term Loan
B, 3.75%, 4/18/19		410	409,078

		Par (000)	Value
Floating Rate Loan Interests (b)
Aerospace & Defense (concluded)
TransDigm, Inc.:
Add on Term Loan B2, 4.00%,
2/14/17	USD	180	$178,428
Term Loan (First Lien), 4.00%,
2/14/17		669	663,659
Wesco Aircraft Hardware Corp.,
Term Loan B, 4.25%, 4/07/17		294	292,846
			2,274,509
Airlines — 0.8%
Delta Air Lines, Inc., Credit - New
Term Loan B, 5.50%, 4/20/17		1,005	998,770
Auto Components — 3.4%
Allison Transmission, Inc., Term
Loan B, 2.74%, 8/07/14		1,309	1,283,889
August LuxUK Holding Co. Sarl,
Luxco Term Loan, 6.25%,
4/27/18		57	56,662
Autoparts Holdings Ltd., First Lien
Term Loan, 6.50%, 7/28/17		647	625,731
Federal-Mogul Corp.:
Term Loan B, 2.18%,
12/29/14		643	604,869
Term Loan C, 2.18%,
12/28/15		181	169,735
The Goodyear Tire & Rubber
Company, Term Loan (Second
Lien), 4.75%, 4/30/19		695	672,850
Schaeffler AG, Term Loan C2,
6.00%, 1/27/17		480	477,600
UCI International, Inc., Term Loan,
5.50%, 7/26/17		346	344,761
			4,236,097
Biotechnology — 0.5%
Grifols, Inc., Term Loan B, 4.50%,
6/01/17		685	675,282
Building Products — 3.4%
Armstrong World Industries, Inc.,
Term Loan B, 4.00%, 3/09/18		700	691,875
CPG International, Inc., Term Loan
B, 6.00%, 2/18/17		790	760,375
Goodman Global, Inc., Initial Term
Loan (First Lien), 5.75%,
10/28/16		2,094	2,086,521
Momentive Performance Materials,
Inc. (Nautilus), Extended Term
Loan, 3.89%, 5/05/15	EUR	562	638,005
			4,176,776
Capital Markets — 1.8%
American Capital Ltd., Term Loan B,
7.50%, 12/31/13	USD	61	60,831
HarbourVest Partners, Term Loan
(First Lien), 6.25%, 12/16/16		799	799,363

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Capital Markets (concluded)
Nuveen Investments, Inc.:
(First Lien), Term Loan, 5.97%,
5/13/17	USD	391	$384,167
Incremental Term Loan, 7.25%,
5/13/17		160	159,600
Term Loan, 5.97%, 5/12/17		782	771,191
			2,175,152
Chemicals — 7.0%
American Rock Salt Holdings LLC,
Term Loan, 5.50%, 4/25/17		609	577,188
Ashland, Inc., Term Loan B, 3.75%,
8/23/18		373	370,639
Chemtura Corp., Exit Term Loan B,
5.50%, 8/27/16		750	749,378
Gentek, Inc., Term Loan B, 5.00% -
5.75%, 10/06/15		491	491,210
Ineos US Finance LLC:
3 Year Term Loan, 5.50%,
5/04/15		90	89,494
6 year Term Loan, 6.50%,
5/04/18		3,100	3,036,326
Nexeo Solutions LLC, Term Loan B,
5.00% - 5.75%, 9/08/17		569	554,307
PolyOne Corp., Term Loan, 5.00%,
12/20/17		185	184,019
PQ Corp.(FKA Niagara Acquisition,
Inc.), Term Loan B, 3.99%,
7/30/14		1,071	1,026,909
Styron Sarl LLC, Term Loan B,
6.00% - 6.75%, 8/02/17		280	249,835
Tronox Worldwide LLC, Term Loan B,
4.25%, 2/08/18		581	571,254
Univar, Inc., Term Loan B, 5.00%,
6/30/17		881	856,388
			8,756,947
Commercial Services & Supplies — 4.8%
ACCO Brands Corp., Term Loan B,
4.25%, 4/30/19		856	854,630
Altegrity, Inc.(FKA US Investigations
Services), Tranche D Term Loan,
7.75%, 2/20/15		637	631,254
ARAMARK Corp.:
Extended Term Loan B, 3.49%,
7/26/16		211	207,539
Extended Term Loan C, 3.49% -
3.72%, 7/26/16		116	114,585
Letter of Credit, 3.34%,
7/26/16		14	13,649
Letter of Credit Facility, 3.49%,
7/26/16		9	9,231
AWAS Finance Luxembourg Sarl,
Term Loan B, 5.25%, 6/10/16		361	359,636

		Par (000)	Value
Floating Rate Loan Interests (b)
Commercial Services & Supplies (concluded)
Delos Aircraft, Inc., Term Loan B2,
4.75% - 7.00%, 4/12/16	USD	825	$823,969
KAR Auction Services, Inc., Term
Loan B, 5.00%, 5/19/17		1,191	1,188,022
Protection One Alarm Monitoring,
Inc., Term Loan, 5.75%, 3/16/19		565	560,525
Synagro Technologies, Inc., Term
Loan B, 2.24% - 2.25%, 4/02/14		863	753,340
Volume Services America, Inc.,
Term Loan B, 10.50% - 11.75%,
9/16/16		493	489,629
			6,006,009
Communications Equipment — 1.9%
Avaya, Inc.:
Term Loan B1, 3.22%,
10/24/14		566	533,251
Term Loan B3, 4.97%,
10/26/17		354	312,021
CommScope, Inc., Term Loan B,
4.25%, 1/12/18		816	810,514
Telesat LLC, Term Loan B, 4.25%,
3/28/19		745	735,024
			2,390,810
Construction & Engineering — 0.9%
BakerCorp. International, Inc., Term
Loan B, 4.75%, 6/01/18		362	358,053
Safway Services LLC, First Out
Tranche Loan, 9.00%, 12/16/17		750	750,000
			1,108,053
Construction Materials — 1.8%
HD Supply, Inc., Senior Debt B,
7.25%, 10/12/17		2,255	2,264,020
Consumer Finance — 1.6%
Springleaf Finance Corp.(FKA AGFS
Funding Co.), Term Loan, 5.50%,
5/10/17		2,135	1,968,641
Containers & Packaging — 0.8%
Berry Plastics Holding Corp., Term
Loan C, 2.24%, 4/03/15		249	239,270
Sealed Air Corp., Term Loan B,
4.75%, 10/03/18		717	717,763
			957,033
Diversified Consumer Services — 4.3%
Coinmach Service Corp.:
Delayed Draw Term Loan,
3.24%, 11/20/14		242	225,508
Term Loan B, 3.24%,
11/20/14		1,018	946,964
Education Management LLC, Term
Loan C3, 8.25%, 3/29/18		310	303,490

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Diversified Consumer Services (concluded)
Laureate Education, Inc., Extended
Term Loan, 5.25%, 8/15/18	USD	1,950	$1,868,607
ServiceMaster Co.:
Delayed Draw Term Loan,
2.74%, 7/24/14		118	114,631
Term Loan, 2.74% - 2.97%,
7/24/14		1,183	1,151,127
Weight Watchers International, Inc.,
Term Loan F, 3.75%, 3/15/19		700	687,050
			5,297,377
Diversified Financial Services — 1.9%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%,
2/09/18		1,214	1,214,869
Tranche C Term Loan, 6.50%,
8/09/18		1,181	1,184,296
			2,399,165
Diversified Telecommunication Services — 4.4%
Hawaiian Telcom Communications,
Inc., Term Loan B, 7.00%,
2/28/17		530	522,713
Integra Telecom Holdings, Inc.,
Term Loan B, 9.25%, 4/15/15		811	785,062
Level 3 Financing, Inc.:
Term Loan B2, 5.75%,
9/03/18		1,800	1,782,972
Term Loan B3, 5.75%,
8/31/18		550	544,797
Tranche A Term Loan, 2.49% -
2.72%, 3/13/14		1,200	1,167,504
U.S. Telepacific Corp., Term Loan B,
5.75%, 2/23/17		743	699,606
			5,502,654
Electronic Equipment, Instruments & Components — 1.1%
CDW LLC(FKA CDW Corp.),
Extended Term Loan, 4.00%,
7/14/17		649	620,159
Sensata Technologies Finance Co.
LLC, Term Loan, 4.00%, 5/11/18		698	686,994
			1,307,153
Energy Equipment & Services — 3.0%
Dynegy Midwest Generation LLC,
Coal Co. Term Loan, 9.25%,
8/04/16		515	525,399
Dynegy Power LLC, Gas Co. Term
Loan, 9.25%, 8/04/16		579	596,706
MEG Energy Corp., Term Loan B,
4.00%, 3/16/18		1,542	1,523,805
Tervita Corp.:
Incremental Term Loan, 6.50%,
10/17/14		349	347,379

		Par (000)	Value
Floating Rate Loan Interests (b)
Energy Equipment & Services (concluded)
Tervita Corp. (concluded):
Term Loan B, (FKA CCS Corp.),
3.24%, 11/14/14	USD	744	$713,642
			3,706,931
Food & Staples Retailing — 1.8%
AB Acquisitions UK Topco 2 Ltd.,
Facility B1, 3.57%, 7/09/15	GBP	900	1,280,622
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50% - 5.75%,
2/11/16	USD	213	212,900
US Foods, Inc.(FKA US Foodservice,
Inc.), Term Loan B, 2.74%,
3/31/17		712	687,057
			2,180,579
Food Products — 3.2%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%,
9/30/16		851	851,450
Term Loan (Second Lien),
11.25%, 9/29/17		550	552,920
Del Monte Corp., Term Loan,
4.50%, 3/08/18		1,167	1,137,556
Michael Foods Group, Inc., Term
Loan B, 4.25% - 5.25%, 2/23/18		181	180,435
Pinnacle Foods Finance LLC:
Term Loan E, 4.75%,
10/17/18		503	498,919
Tranche B Term Loan, 3.74% -
3.97%, 10/03/16		40	39,277
Solvest Ltd. (Dole):
Tranche B-2 Term Loan, 5.00%
- 6.00%, 7/06/18		280	278,471
Tranche C-2 Term Loan, 5.00%
- 6.00%, 7/06/18		500	498,317
			4,037,345
Health Care Equipment & Supplies — 3.4%
Bausch & Lomb, Inc., Term Loan B,
5.25%, 5/17/29		1,225	1,202,901
Biomet, Inc., Term Loan B, 3.24% -
3.47%, 3/25/15		313	305,201
DJO Finance LLC:
Term Loan B2, 5.24%,
11/01/16		190	188,370
Term Loan B3, 6.25%,
9/15/17		1,060	1,047,195
Hupah Finance Inc., Term Loan B,
6.25%, 1/21/19		355	356,111
Iasis Healthcare LLC, Term Loan,
5.00%, 5/03/18		348	342,937
Immucor, Inc., Term Loan B, 7.25%,
8/17/18		821	819,340
			4,262,055

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Health Care Providers & Services — 4.5%
CHS/Community Health Systems,
Inc., Non-Extended Term Loan,
2.49% - 2.72%, 7/25/14	USD	518	$507,822
ConvaTec, Inc., Term Loan, 5.75%,
12/22/16		581	576,301
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		1,013	1,006,877
Emergency Medical Services, Term
Loan, 5.25% - 6.00%, 5/25/18		717	707,779
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		304	298,217
Tranche A, Additional Term
Loan, 7.75%, 3/02/15		459	449,367
inVentiv Health, Inc.:
Combined Term Loan, 6.50%,
8/04/16		461	431,608
Incremental Term Loan B-3,
6.75%, 5/15/18		407	386,615
Medpace, Inc., Term Loan, 6.50% -
7.25%, 6/16/17		546	524,040
Vanguard Health Holding Co. II LLC
(Vanguard Health Systems, Inc.),
Term Loan B, 5.00%, 1/29/16		60	59,423
Wolverine Healthcare, Term Loan B,
6.75%, 5/12/17		605	595,169
			5,543,218
Health Care Technology — 1.3%
IMS Health, Inc., Term Loan B,
4.50%, 8/25/17		551	546,400
Kinetic Concepts, Inc., Term Loan
B, 7.00%, 5/04/18		693	697,165
MedAssets, Inc., Term Loan, 5.25%,
11/16/16		398	396,451
			1,640,016
Hotels, Restaurants & Leisure — 7.3%
Alpha D2 Ltd.:
Term Loan B, 5.75%, 4/28/17		290	289,214
Term Loan B, 1.00%, 6/08/18		180	178,125
Ameristar Casinos, Inc., Term Loan
B, 4.00%, 4/16/18		563	559,922
Boyd Gaming Corp., Incremental
Term Loan, 6.00%, 12/17/15		390	391,872
Caesars Entertainment Operating Co.,
Inc.:
Extended Term Loan B6,
5.49%, 1/26/18		95	83,615
Incremental Term Loan B4,
9.50%, 10/31/16		493	496,637
Term Loan B1, 3.24% - 3.24%,
1/28/15		177	161,278
Term Loan B3, 3.24% - 3.47%,
1/28/15		2,266	2,067,651
DineEquity, Inc., Term Loan B,
1.00%, 10/19/17		40	39,661

		Par (000)	Value
Floating Rate Loan Interests (b)
Hotels, Restaurants & Leisure (concluded)
Dunkin' Brands, Inc., Term Loan B,
4.00%, 11/23/17	USD	1,018	$1,005,718
Golden Living, Term Loan, 5.00%,
5/04/18		147	136,565
Revolver, 2.49% - 4.50%,
6/14/13		4	4,384
OSI Restaurant Partners LLC:
Term Loan B, 2.56% - 4.50%,
6/14/14		45	44,329
Sabre, Inc., Non Extended Initial
Term Loan, 2.24%, 9/30/14		230	218,548
SeaWorld Parks & Entertainment,
Inc.(FKA SW Acquisitions Co.,
Inc.), Term Loan B, 4.00%,
8/17/17		619	609,232
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First Lien),
4.25%, 12/20/18		690	682,610
Station Casinos, Inc., Term Loan
B1, 3.24%, 6/17/16		394	370,275
Twin River Worldwide Holdings, Inc.,
Term Loan, 8.50%, 11/05/15		519	519,061
Wendy's International, Inc.:
Delayed Draw Term Loan, 0.50%,
5/15/19		541	534,317
Term Loan B, 4.75%, 5/15/19		679	669,567
			9,062,580
Household Products — 0.5%
Prestige Brands, Inc., Term Loan,
5.25% - 6.25%, 1/31/19		617	616,732
Independent Power Producers & Energy Traders — 0.8%
The AES Corp., Term Loan, 4.25%,
6/01/18		990	978,001
Industrial Conglomerates — 2.3%
Schrader International, Term Loan
B, 6.25%, 4/27/18		43	43,587
Sequa Corp.:
Incremental Term Loan, 6.25%,
12/03/14		304	303,477
Term Loan, 3.72%, 12/03/14		2,538	2,488,574
			2,835,638
Insurance — 0.9%
Asurion LLC, Term Loan (First Lien),
5.50%, 5/24/18		299	293,662
CNO Financial Group, Inc., Term
Loan B, 6.25%, 9/30/16		786	782,520
			1,076,182
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B,
7.00%, 10/27/17		539	533,389
IT Services — 5.7%
Ceridian Corp., Term Loan, 3.24%,
11/10/14		698	659,431

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
IT Services (concluded)
First Data Corp.:
Extended Term Loan B, 4.24%,
3/23/18	USD	3,400	$3,071,084
Term Loan B-1, 2.99%,
9/24/14		408	386,063
Term Loan B-3, 2.99%,
9/24/14		149	141,009
InfoGroup Inc., Term Loan B,
5.75%, 5/25/18		345	306,867
iPayment, Inc., Term Loan B,
5.75%, 5/08/17		494	492,266
NeuStar, Inc., Term Loan B, 5.00%,
11/08/18		408	408,970
SunGard Data Systems, Inc. (Solar
Capital Corp.), Tranche B Term
Loan, 3.86% - 4.09%, 2/26/16		143	141,103
TransUnion LLC, Term Loan B,
5.50%, 2/12/18		1,454	1,459,682
			7,066,475
Leisure Equipment & Products — 0.6%
Eastman Kodak Co., DIP Term Loan
B, 8.50%, 7/19/13		392	392,071
Freedom Group, Inc., Term Loan,
5.50%, 4/19/19		405	403,481
			795,552
Machinery — 2.5%
Harbor Freight Tools USA, Inc., Term
Loan B, 5.50%, 11/10/17		485	480,393
Rexnord Corp., Term Loan B,
5.00%, 4/02/18		314	312,327
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	60	72,896
Term Loan B, 5.50%, 4/28/17	USD	602	601,864
Tomkins LLC, Term Loan B, 4.25%,
9/29/16		1,166	1,159,434
Wabash National Corp., Term Loan
B, 6.00% - 7.00%, 5/02/19		550	544,500
			3,171,414
Media — 17.9%
Acosta, Inc., Term Loan, 4.75%,
3/01/18		236	233,284
Affinion Group, Inc., Term Loan B,
5.00%, 7/16/15		264	243,591
AMC Entertainment, Inc., Term
Loan B3, 4.25%, 2/22/18		324	322,229
AMC Networks, Inc., Term Loan B,
4.00%, 12/31/18		794	786,560
Atlantic Broadband Finance LLC,
1st Lien Term Loan, 5.25%,
4/04/19		455	452,807
Bresnan Telecommunications Co.
LLC, Term Loan B, 4.50% -
5.25%, 12/14/17		1,432	1,404,426

		Par (000)	Value
Floating Rate Loan Interests (b)
Media (continued)
Capsugel Healthcare Ltd., Term
Loan, 5.25%, 8/01/18	USD	585	$584,194
Catalina Marketing Corp., Extended
Term Loan B, 5.74%, 9/29/17		538	516,346
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan,
2.49%, 7/03/14		424	382,505
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		370	354,275
Charter Communications Operating LLC:
Term Loan C, 3.72%, 9/06/16		809	796,990
Term Loan D, 4.00%, 5/15/19		315	310,647
Clarke American Corp., Term
Facility B, 2.74% - 2.97%,
6/30/14		89	81,263
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		1,166	907,223
Term Loan C, 3.89%, 1/28/16		158	121,680
Cumulus Media, Inc., Term Loan,
5.75%, 9/17/18		613	608,355
EMI Music Publishing Ltd., Term
Loan B, 1.00%, 11/14/17		460	457,125
Gray Television, Inc., Term Loan B,
3.74%, 12/31/14		639	632,383
HMH Publishing Co. Ltd., Term
Loan, 0.00%, 6/12/14 (c)(d)		602	333,602
Hubbard Broadcasting, Term Loan
B (Second Lien), 5.25%, 4/28/17		464	460,276
Intelsat Jackson Holdings SA,
Tranche B Term Loan, 5.25%,
4/02/18		2,970	2,943,389
Interactive Data Corp., Term Loan
B, 4.50%, 2/12/18		1,312	1,288,794
Kabel Deutschland GmbH, Term
Loan F, 4.25%, 2/01/19		640	629,203
Knology, Inc., Term Loan B, 4.00%,
8/18/17		243	242,027
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG),
Facility B1, 3.68%, 3/06/15	EUR	460	484,615
Lavena Holding 4 GmbH
(Prosiebensat.1 Media AG), Term
Loan C, 4.06%, 3/04/16		460	487,462
LIN Television Corp., Term Loan B,
5.00%, 12/21/18	USD	324	324,324
Mediacom LLC, Term Loan E,
4.50%, 10/23/17		491	487,811
Newsday LLC:
Fixed Rate Term Loan, 6.72%,
8/01/13		500	500,415
Fixed Rate Term Loan, 10.50%,
8/01/13		800	815,504

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Media (concluded)
Nielsen Finance LLC, Class B Dollar
Term Loan, 3.99%, 5/02/16	USD	632	$626,476
Sinclair Television Group, Inc.,
Tranche B Term Loan, 4.00%,
10/28/16		550	544,665
Univision Communications, Inc.,
Extended Term Loan, 4.49%,
3/31/17		988	905,074
UPC Broadband Holding B.V., Term
Loan U, 4.39%, 12/29/17	EUR	196	236,044
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	585	575,932
Term Loan T, 3.74%, 12/30/16		80	78,900
WC Luxco Sarl, Term Loan B3,
4.25%, 3/15/18		218	216,132
Weather Channel, Term Loan B,
4.25%, 2/13/17		946	939,228
			22,315,756
Metals & Mining — 2.6%
Constellium Holding Co. BV, Term
Loan B, 9.25%, 5/22/18		200	195,000
Novelis, Inc., Term Loan, 4.00%,
3/10/17		1,318	1,288,889
SunCoke Energy, Inc., Term Loan B,
4.00%, 7/26/18		447	441,042
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		1,349	1,295,650
			3,220,581
Multiline Retail — 2.5%
99 Cents Only Stores, Term Loan B,
5.25% - 6.25%, 1/11/19		524	519,949
Dollar General Corp., Tranche B-2
Term Loan, 2.99%, 7/07/14		316	315,499
Hema Holding BV, Second Lien
Term Loan, 5.39%, 1/05/17	EUR	1,800	1,997,567
The Neiman Marcus Group, Inc.,
Term Loan, 4.75%, 5/16/18	USD	335	328,561
			3,161,576
Oil, Gas & Consumable Fuels — 2.7%
Chesapeake Energy Corp.,
Unsecured Term Loan, 8.50%,
12/01/17		925	907,887
EP Energy LLC, Term Loan B,
6.50%, 4/24/18		435	435,274
EquiPower Resources Holdings LLC,
Term Loan B, 5.75%, 1/26/18		699	684,678
Gibson Energy, Term Loan B,
4.75%, 6/15/18		794	789,038

		Par (000)	Value
Floating Rate Loan Interests (b)
Oil, Gas & Consumable Fuels (concluded)
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15	USD	579	$578,951
			3,395,828
Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13		200	201,584
Pharmaceuticals — 3.8%
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17		988	954,913
Pharmaceutical Product
Development, Inc., Term Loan B,
6.25%, 12/05/18		1,402	1,402,365
Quintiles Transnational Corp., Term
Loan B, 5.00%, 6/08/18		591	581,496
RPI Finance Trust:
Incremental Tranche 2 Term
Loan, 4.00%, 11/09/18		90	89,213
Term Loan Tranche 2, 4.00%,
5/09/18		495	492,356
Valeant Pharmaceuticals
International:
Add-On Term Loan B, 4.75% -
6.00%, 2/13/19		785	767,141
Term Loan B-1, 4.25%,
3/15/18		317	314,373
Warner Chilcott Corp.:
Term Loan B-2, 4.25%,
3/15/18		158	157,187
			4,759,044
Professional Services — 1.1%
Booz Allen Hamilton, Inc., Tranche
B Term Loan, 3.75%, 8/03/17		273	271,334
Emdeon, Inc., Term Loan B, 6.75%,
11/02/18		793	791,440
ON Assignment, Inc., Term Loan B,
5.00%, 5/15/19		280	276,850
			1,339,624
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc.:
Term Loan A1, 5.00%,
6/28/13		1,235	1,229,597
Term Loan A2, 7.00%,
6/30/14		35	34,912
			1,264,509
Real Estate Management & Development — 1.6%
Realogy Corp.:
Extended Letter of Credit Loan,
4.49%, 10/10/16		115	104,984
Extended Synthetic Letter of
Credit, 3.24%, 10/10/13		25	23,744
Extended Term Loan, 4.49%,
10/10/16		1,940	1,768,705

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Real Estate Management & Development (concluded)
Stockbridge SBE Holdings LLC,
Term Loan B, 13.00%, 5/02/17	USD	85	$83,725
			1,981,158
Road & Rail — 0.8%
Avis Budget Car Rental LLC,
Incremental Term Loan, 6.25%,
9/21/18		309	308,587
RailAmerica, Inc., Term Loan B,
4.00%, 3/01/19		450	447,939
Road Infrastructure Investment
LLC, Term Loan B, 6.25%,
3/30/18		235	231,475
			988,001
Semiconductors & Semiconductor Equipment — 1.0%
Freescale Semiconductor, Inc.,
Extended Term Loan B, 4.49%,
12/01/16		934	875,012
NXP B.V., Term Loan A-2, 5.50%,
3/03/17		393	386,504
			1,261,516
Software — 3.2%
Blackboard, Inc., Term Loan B,
7.50%, 10/04/18		254	242,441
Lawson Software, Inc., Term Loan
B, 6.25%, 4/05/18		1,785	1,781,501
Magic Newco LLC, Second Lien
Term Loan, 1.00%, 12/06/19		115	111,071
Sophia, LP, Term Loan B, 6.25%,
7/19/18		525	525,940
SS&C Technologies:
Term Loan B-1, 5.00%,
6/07/19		915	911,880
Term Loan B-2, 5.00%,
6/07/19		95	94,332
Vertafore, Inc., Term Loan B,
5.25%, 7/29/16		306	303,065
			3,970,230
Specialty Retail — 5.6%
Academy Ltd., Term Loan, 6.00%,
8/03/18		798	798,000
Bass Pro Group LLC, Term Loan,
5.25% - 6.25%, 6/13/17		566	564,374
Burlington Coat Factory Warehouse
Corp., Term Loan B, 5.50% -
6.50%, 2/28/17		329	326,331
Claire's Stores, Inc., Term Loan B,
2.99% - 3.22%, 5/29/14		632	587,551
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18		835	825,013
The Gymboree Corp., Term Loan,
5.00%, 2/23/18		146	135,408
Jo-Ann Stores, Inc., Term Loan B,
4.75%, 3/16/18		286	282,504

		Par (000)	Value
Floating Rate Loan Interests (b)
Specialty Retail (concluded)
Michaels Stores, Inc.:
Extended Term Loan B3,
5.00%, 7/29/16	USD	334	$332,728
Term Loan B2, 5.00%,
7/29/16		671	667,609
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17		983	969,621
Things Remembered, Inc., New
Term Loan B, 8.00%, 5/24/18		315	308,700
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16		376	366,790
Term Loan B3, 5.25%,
5/25/18		190	180,025
The Yankee Candle Co., Inc., New
Term Loan B, 5.25%, 4/02/19		635	630,079
			6,974,733
Textiles, Apparel & Luxury Goods — 0.7%
Ascend Performance Materials LLC,
Term Loan B, 6.75%, 4/10/18		925	898,795
Wireless Telecommunication Services — 2.2%
Crown Castle International Corp.,
Term Loan B, 4.00%, 1/31/19		693	682,864
MetroPCS Wireless, Inc., Tranche B-
2 Term Loan, 4.07%, 11/03/16		763	745,144
Vodafone Americas Finance 2, Inc. (e):
Term Loan, 6.88%, 8/11/15		934	948,133
Term Loan B, 6.25%, 7/11/16		413	418,688
			2,794,829
Total Floating Rate Loan Interests – 127.3%			158,528,319
Total Long-Term Investments
(Cost – $175,420,715) – 140.3%			174,739,300

Short-Term Securities		Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (f)(g)		1,775,041	1,775,041
Total Short-Term Securities
(Cost – $1,775,041) – 1.4%			1,775,041
Total Investments (Cost - $177,195,756*) – 141.7%			176,514,341
Liabilities in Excess of Other Assets – (41.7)%			(51,968,584)
Net Assets – 100.0%			$124,545,757

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	8

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$177,173,752
Gross unrealized appreciation	$2,413,792
Gross unrealized depreciation	(3,073,203)
Net unrealized depreciation	$(659,411)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	2,230,753	(455,712)	1,775,041	$ 496

(g)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of May 31, 2012 were as follows:
	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
				Goldman
				Sachs
				Capital
				Markets
USD	101,640	CAD	101,500	LP	7/18/12	$3,469
				Goldman
				Sachs
				Capital
USD	1,217,584	GBP	763,000	Markets LP	7/18/12	41,884
USD	4,101,240	EUR	3,107,000	Citibank NA	7/25/12	258,206
	Total					$303,559

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments:
Asset-Backed
Securities	—	$131,451	$2,484,192	$2,615,643
Common
Stocks	—	1,142,433	533	1,142,966
Corporate
Bonds	—	12,452,372	—	12,452,372
Floating Rate
Loan
Interests	—	152,060,443	6,467,876	158,298,319
Short-Term
Securities	$1,775,041	—	—	1,775,041
Liabilities:
Unfunded Loan
Commitments	—	(155,796)	—	(155,796)
Total	$1,775,041	$165,630,903	$8,952,601	176,358,545

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$303,559	—	$303,559
Total	—	$303,559	—	$303,559

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation of the instruments.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$31,648	—	—	$31,648
Liabilities:
Loan payable	—	$(44,000,000)	—	(44,000,000)
Total	$31,648	$(44,000,000)	—	$(43,968,352)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	10

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Total
Assets:
Opening balance, as of August
31, 2011	$2,378,561	$106,534	$10,822,191	$13,307,286

Transfers into Level 3[1]	—		1,117,494	1,117,494

Transfers out of Level 3[1]	—	—	(5,478,303)	(5,478,303)
Accrued
discounts/premiums	31,141	—	11,743	42,884

Net realized gain (loss)	(38,467)	—	16,210	(22,257)
Net change in unrealized
appreciation/depreciation[2]	165,158	(106,001)	55,759	114,916

Purchases	1,535,899	—	1,228,352	2,764,251

Sales	(1,588,100)	—	(1,305,570)	(2,893,670)
Closing balance, as of
May 31, 2012	$2,484,192	$533	$6,467,876	$8,952,601

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value. As of August 31, 2011, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2012, the Trust used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $5,478,303 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $26,374.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2012	11

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 25, 2012